Risk Management - Additional Information (Detail) $ / shares in Units, € in Millions, £ in Millions, R$ in Millions, $ in Millions	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) Rate	Jun. 30, 2018 USD ($) Rate $ / shares	Mar. 31, 2018 USD ($) Rate	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 BRL (R$)	Jun. 30, 2018 USD ($) Rate $ / shares	Dec. 31, 2017 GBP (£)	Jun. 30, 2019 EUR (€) Rate	Dec. 31, 2018 USD ($) Rate	Dec. 31, 2018 EUR (€) Rate	Sep. 30, 2018 Rate
Disclosure of risk management strategy related to hedge accounting [line items]
Average strike price per barrel | $ / shares	$ 60		$ 65		$ 60		$ 65
Amount of premium	$ 320
Total purchase cost			$ 445
Derivative instruments designated as hedging instruments, additions					$ 26,752	R$ 103,499
Description of exchange rate					The carrying amounts, the fair value as of June 30, 2019, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders' equity) based on a US$ 1.00 / R$ 3.8322 exchange rate	The carrying amounts, the fair value as of June 30, 2019, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders' equity) based on a US$ 1.00 / R$ 3.8322 exchange rate
Exchange rate | Rate		3.9000	3.8600	3.3200			3.8600		3.8322	3.8700	3.8700	4.0000
Foreign exchange gains (losses) due to ineffectiveness					$ 4
Hedging instruments designated / Highly probable future exports (%)					80.30%	80.30%
Description of changes in methods and assumptions					Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP 2019-2023, would not indicate a reclassification adjustment from equity to the statement of income.	Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP 2019-2023, would not indicate a reclassification adjustment from equity to the statement of income.
Put options [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other income and expenses	(140)		$ (250)		$ (235)		$ (402)
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Description of sensitivity analysis					Showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries	Showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries
Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount									€ 2,477	$ 419	€ 3,000
Bonds issued | £								£ 1,300
Gasoline [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other income and expenses			3		$ 7
Diesel [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Other income and expenses	10				$ (8)
Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £								£ 700
Cross currency swap maturity								2026
Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount | £								£ 600
Cross currency swap maturity								2034
Cross currency swap [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)	(140)	$ (94)	(176)	$ 89
Forward contracts [Member] | Petrobras Global Trading BV [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative gain (loss)	$ (2)	$ (83)	$ (2)	$ (3)